REPORTING ENTITY - Spin off BAC Holding - Derecognized assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 18,597,861	$ 17,032,857		$ 36,642,829	$ 34,025,535
Trading assets	15,451,121	11,841,407
Investment securities	34,425,693	33,674,477
Loans, net	176,168,055	179,115,847
Other accounts receivable, net	25,617,225	23,380,573
Non-current assets held for sale	101,184	92,830
Tangible assets	6,995,890	7,235,441		9,100,553
Goodwill	2,202,222	2,248,217		8,486,560
Other intangible assets	2,382,427	2,040,158
Income tax assets	3,877,749	3,633,876
Other assets	465,557	608,650
Total assets	301,181,596	295,591,236
Liabilities
Trading liabilities	2,154,361	1,757,606
Customer deposits	181,987,396	173,341,149
Financial obligations	65,541,339	72,116,775
Provisions	1,083,283	1,227,171		1,150,261	912,850
Income tax liabilities	5,814,987	5,291,487
Employee benefits	907,808	890,019
Other Liabilities	11,954,440	10,141,802
Total liabilities	269,661,180	264,769,577
Equity
Equity attributable to owners of the parent	16,782,672	16,466,970
Non-controlling interests	14,737,744	14,354,689
Total equity	31,520,416	30,821,659		39,471,647	$ 35,439,557
Total liabilities and equity	$ 301,181,596	$ 295,591,236
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Assets
Cash and cash equivalents			$ 17,570,390	$ 18,963,992
Trading assets			158,850
Investment securities			14,286,296
Loans, net			69,778,334
Other accounts receivable, net			915,840
Non-current assets held for sale			63,957
Tangible assets			1,899,743
Goodwill			5,902,410
Other intangible assets			196,106
Income tax assets			227,872
Other assets			186,034
Total assets			111,185,832
Liabilities
Trading liabilities			904
Customer deposits			83,778,961
Financial obligations			10,938,587
Provisions			39,670
Income tax liabilities			481,239
Employee benefits			246,186
Other Liabilities			2,820,225
Total liabilities			98,305,772
Equity
Equity attributable to owners of the parent			12,878,099
Non-controlling interests			1,961
Total equity			12,880,060
Total liabilities and equity			$ 111,185,832